EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amounts of employee benefits expensed	¥ 181,689	$ 28,511	¥ 133,271	¥ 166,894